Stockholders' Equity Dividends Disclosure (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.20	$ 0.20	$ 0.8	$ 0.80	$ 0.70
Dividends declared			$ 123	$ 124
Dividends declared not paid	$ 30	$ 30	$ 30	$ 31